NOTE 5 - ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2017
Other Liabilities and Financial Instruments Subject to Mandatory Redemption [Abstract]
Other Current Liabilities [Table Text Block]	Accrued expenses consist of the following as of December 31, 2017 and 2016:
	2017	2016
Accrued interest	$577,978	$549,909
Other accruals	52,921	42,712
Total	$630,899	$592,621